Business combinations and other significant transactions - Divestments - Additional Information (Details) - EUR (€) € in Millions				12 Months Ended
	Oct. 03, 2024	Sep. 03, 2024	Aug. 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business combinations and other significant transactions
Cash consideration				€ 1,040
Acquisition of non-controlling interest in associated companies				788
Cash and cash equivalents				153	€ 25	€ 70
Net financial assets				101
Capital gain realized from the sale of investments				562	€ 430	€ 483
Exploration & Production | Ithaca Energy Plc
Business combinations and other significant transactions
Equity interest disposed (as a percent)	38.70%
Percentage of shares held by third party	61.30%
Exploration & Production | Nigerian Agip Oil Company Ltd.
Business combinations and other significant transactions
Cash and cash equivalents				38
Net assets and liabilities derecognized			€ 608
Net financial assets			22
Capital gain realized from the sale of investments			€ 371
Exploration & Production | Eni Elgin/Franklin Ltd, Eni UKCS Ltd, Eni Energy E&P UK Ltd and Eni Energy E&P UKCS Ltd | Ithaca Energy Plc
Business combinations and other significant transactions
Acquisition of non-controlling interest in associated companies	€ 788
Capital gains from the fair value measurement of the business combination	118
Cash and cash equivalents	103
Net assets and liabilities derecognized	670
Net financial assets	€ 67
Refining | Eni Ecuador SA
Business combinations and other significant transactions
Cash and cash equivalents		€ 12		€ 12
Net assets and liabilities derecognized		53
Capital gain realized from the sale of investments		€ 7
Equity interest disposed (as a percent)		100.00%